SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Extractive Industries [Abstract]
Beginning balance, Oil and gas property subject to amortization	$ 3,604,480
Additional capitalization	1,512,127
Depletion	(376,157)	$ (266,470)
Ending balance, Oil and gas property subject to amortization	$ 4,740,450